Note 14 - Shareholders' Equity - Black-Scholes Option-Pricing Model Assumptions (Details)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Risk-free interest rate	0.147%	0.818%	0.98%
Expected lives (years) (Year)	15 years	15 years	15 years
Expected volatility	52.202%	53.794%	55.217%
Expected dividends	1.045%	1.023%	0.909%